Accrued Expense and Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Expense and Other Current Liabilities

7. ACCRUED EXPENSE AND OTHER CURRENT LIABILITIES

At December 31, 2016 and 2015, the Company’s accrued expenses and other current liabilities consisted of the following:

	December 31,
(Dollars in thousands)	2016	2016
Compensation	$2,875	$2,932
Marketing services	949	863
Distribution agreements and managed care costs	959	867
Professional fees	291	623
Franchise taxes	52	263
Travel expenses	53	144
Manufacturing expenses	89	46
Other accruals	264	193

Total	$5,532	$5,931